Employee Benefit Plan, Contribution - EBP 038	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash and Noncash [Abstract]
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash and Noncash	$ 5,430,019
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution [Abstract]
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	17,208,907
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	$ 2,449,561